1701 Market Street                                        Morgan, Lewis
Philadelphia, PA 19103                                    & Bockius LLP
Tel.: 215.963.5000                                        Counselors at Law
Fax: 215.963.5001



March 5, 2013


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     The Advisors' Inner Circle Fund (File Nos.033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated March 1, 2013 for the Trust's Cornerstone Family of Funds, Haverford Quality Growth Stock Fund, ICM Small Company Portfolio, LSV Family of Funds, Rice Hall James Family of Funds, Sands Capital Global Growth Fund and TS&W Family of Funds that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 206, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-13-000118) on March 1, 2013.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.


Very  truly  yours,

/s/ Leon Salkin
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Leon Salkin